Shareholder Report, Average Annual Return (Details)		12 Months Ended	48 Months Ended		60 Months Ended	76 Months Ended	91 Months Ended		93 Months Ended	107 Months Ended	120 Months Ended
		Oct. 31, 2024	Oct. 31, 2024		Oct. 31, 2024	Oct. 31, 2024 [7]	Oct. 31, 2024		Oct. 31, 2024 [3]	Oct. 31, 2024 [9]	Oct. 31, 2024
American Funds Global Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	24.33%			8.81%						8.18%
American Funds Global Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	29.90%			9.27%						8.16%
American Funds Global Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	28.92%			9.83%		10.04%	[2]
American Funds Global Growth Portfolio Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class F-1
Average Annual Return, Percent	[1]	31.86%			10.09%						8.79%
American Funds Global Growth Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class F-2
Average Annual Return, Percent	[1]	32.21%			10.38%						9.08%
American Funds Global Growth Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class F-3
Average Annual Return, Percent	[1]	32.41%			10.50%				10.80%
American Funds Global Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	27.22%			9.28%						8.38%
American Funds Global Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	29.89%			9.23%						8.35%
American Funds Global Growth Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-E
Average Annual Return, Percent	[1]	31.61%			9.81%						8.52%
American Funds Global Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	28.86%			9.78%		9.98%	[4]
American Funds Global Growth Portfolio Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	32.14%			10.30%						9.01%
American Funds Global Growth Portfolio Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	32.25%	9.37%	[5]
American Funds Global Growth Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	32.29%	9.44%	[6]
American Funds Global Growth Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	27.48%			9.45%	8.09%
American Funds Global Growth Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	32.27%	9.45%	[8]
American Funds Global Growth Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-1
Average Annual Return, Percent	[1]	30.97%			9.39%						8.06%
American Funds Global Growth Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-2
Average Annual Return, Percent	[1]	30.96%			9.30%						8.01%
American Funds Global Growth Portfolio Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-2E
Average Annual Return, Percent	[1]	31.38%			9.61%						8.45%
American Funds Global Growth Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-3
Average Annual Return, Percent	[1]	31.50%			9.78%						8.49%
American Funds Global Growth Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-4
Average Annual Return, Percent	[1]	31.92%			10.13%						8.83%
American Funds Global Growth Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-5E
Average Annual Return, Percent	[1]	32.22%			10.33%					9.93%
American Funds Global Growth Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-5
Average Annual Return, Percent	[1]	32.35%			10.45%						9.14%
American Funds Global Growth Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class R-6
Average Annual Return, Percent	[1]	32.38%			10.50%						9.20%
American Funds Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	29.50%			10.73%						9.67%
American Funds Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	35.34%			11.21%						9.65%
American Funds Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	34.21%			11.77%		11.38%	[2]
American Funds Growth Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class F-1
Average Annual Return, Percent	[1]	37.29%			12.04%						10.29%
American Funds Growth Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class F-2
Average Annual Return, Percent	[1]	37.70%			12.32%						10.58%
American Funds Growth Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class F-3
Average Annual Return, Percent	[1]	37.84%			12.45%				11.94%
American Funds Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	32.47%			11.20%						9.88%
American Funds Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	35.25%			11.15%						9.84%
American Funds Growth Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-E
Average Annual Return, Percent	[1]	37.01%			11.76%						10.02%
American Funds Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	34.16%			11.70%		11.31%	[4]
American Funds Growth Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	37.57%			12.25%						10.51%
American Funds Growth Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	37.68%	11.70%	[5]
American Funds Growth Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	37.75%	11.77%	[6]
American Funds Growth Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	32.66%			11.37%	9.49%
American Funds Growth Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	37.79%	11.80%	[8]
American Funds Growth Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-1
Average Annual Return, Percent	[1]	36.29%			11.22%						9.49%
American Funds Growth Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-2
Average Annual Return, Percent	[1]	36.34%			11.23%						9.50%
American Funds® Growth Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-2E
Average Annual Return, Percent	[1]	36.75%			11.54%						9.87%
American Funds Growth Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-3
Average Annual Return, Percent	[1]	36.95%			11.73%						9.99%
American Funds Growth Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-4
Average Annual Return, Percent	[1]	37.40%			12.07%						10.32%
American Funds Growth Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-5E
Average Annual Return, Percent	[1]	37.66%			12.28%					11.32%
American Funds Growth Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-5
Average Annual Return, Percent	[1]	37.78%			12.39%						10.64%
American Funds Growth Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class R-6
Average Annual Return, Percent	[1]	37.83%			12.44%						10.70%
American Funds Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	21.58%			8.86%						7.72%
American Funds Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	26.98%			9.34%						7.71%
American Funds Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	26.06%			9.90%		9.39%	[2]
American Funds Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	28.93%			10.11%						8.31%
American Funds Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	29.27%			10.40%						8.59%
American Funds Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	29.37%			10.50%				9.93%
American Funds Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	24.41%			9.35%						7.92%
American Funds Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	26.91%			9.29%						7.89%
American Funds Growth and Income Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-E
Average Annual Return, Percent	[1]	28.62%			9.86%						8.05%
American Funds Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	25.99%			9.84%		9.33%	[4]
American Funds Growth and Income Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	29.15%			10.33%						8.53%
American Funds Growth and Income Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	29.26%	10.95%	[5]
American Funds Growth and Income Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	29.30%	11.02%	[6]
American Funds Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	24.52%			9.49%	8.29%
American Funds Growth and Income Portfolio - Class ABLE - F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	29.37%	11.05%	[8]
American Funds Growth and Income Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-1
Average Annual Return, Percent	[1]	27.96%			9.33%						7.53%
American Funds Growth and Income Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-2
Average Annual Return, Percent	[1]	28.02%			9.34%						7.53%
American Funds Growth and Income Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-2E
Average Annual Return, Percent	[1]	28.36%			9.63%						7.91%
American Funds Growth and Income Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-3
Average Annual Return, Percent	[1]	28.61%			9.80%						8.01%
American Funds Growth and Income Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-4
Average Annual Return, Percent	[1]	28.97%			10.14%						8.34%
American Funds Growth and Income Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-5E
Average Annual Return, Percent	[1]	29.26%			10.36%					9.53%
American Funds Growth and Income Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-5
Average Annual Return, Percent	[1]	29.32%			10.45%						8.65%
American Funds Growth and Income Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class R-6
Average Annual Return, Percent	[1]	29.38%			10.51%						8.70%
American Funds Moderate Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	17.44%			6.76%						6.60%
American Funds Moderate Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	22.61%			7.24%						6.59%
American Funds Moderate Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	21.76%			7.78%		7.90%	[2]
American Funds Moderate Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	24.50%			7.99%						7.19%
American Funds Moderate Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	24.84%			8.26%						7.48%
American Funds Moderate Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	24.93%			8.37%				8.42%
American Funds Moderate Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	20.17%			7.24%						6.81%
American Funds Moderate Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	22.54%			7.18%						6.78%
American Funds Moderate Growth and Income Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-E
Average Annual Return, Percent	[1]	24.23%			7.74%						6.94%
American Funds Moderate Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	21.68%			7.72%		7.83%	[4]
American Funds Moderate Growth and Income Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	24.70%			8.21%						7.42%
American Funds Moderate Growth and Income Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	24.83%	8.79%	[5]
American Funds Moderate Growth and Income Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	24.88%	8.84%	[6]
American Funds Moderate Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	20.29%			7.35%	6.92%
American Funds Moderate Growth and Income Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	24.87%	8.88%	[8]
American Funds Moderate Growth and Income Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-1
Average Annual Return, Percent	[1]	23.61%			7.22%						6.42%
American Funds Moderate Growth and Income Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-2
Average Annual Return, Percent	[1]	23.63%			7.21%						6.42%
American Funds Moderate Growth and Income Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-2E
Average Annual Return, Percent	[1]	23.88%			7.50%						6.79%
American Funds Moderate Growth and Income Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-3
Average Annual Return, Percent	[1]	24.17%			7.69%						6.89%
American Funds Moderate Growth and Income Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-4
Average Annual Return, Percent	[1]	24.53%			8.01%						7.22%
American Funds Moderate Growth and Income Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-5E
Average Annual Return, Percent	[1]	24.75%			8.22%					7.95%
American Funds Moderate Growth and Income Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-5
Average Annual Return, Percent	[1]	24.81%			8.31%						7.52%
American Funds Moderate Growth and Income Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class R-6
Average Annual Return, Percent	[1]	24.95%			8.36%						7.58%
American Funds Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	13.90%			4.97%						5.12%
American Funds Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	18.92%			5.45%						5.12%
American Funds Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	18.17%			5.97%		6.11%	[2]
American Funds Conservative Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	20.80%			6.18%						5.69%
American Funds Conservative Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	21.09%			6.45%						5.96%
American Funds Conservative Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	21.24%			6.55%				6.62%
American Funds Conservative Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	16.58%			5.45%						5.32%
American Funds Conservative Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	18.84%			5.39%						5.29%
American Funds Conservative Growth and Income Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-E
Average Annual Return, Percent	[1]	20.48%			5.93%						5.44%
American Funds Conservative Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	18.12%			5.92%		6.05%	[4]
American Funds Conservative Growth and Income Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	20.93%			6.39%						5.91%
American Funds Conservative Growth and Income Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	21.04%	7.98%	[5]
American Funds Conservative Growth and Income Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	21.09%	8.02%	[6]
American Funds Conservative Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	16.64%			5.56%	5.64%
American Funds Conservative Growth and Income Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	21.23%	8.07%	[8]
American Funds Conservative Growth and Income Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-1
Average Annual Return, Percent	[1]	19.95%			5.41%						4.92%
American Funds Conservative Growth and Income Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-2
Average Annual Return, Percent	[1]	19.92%			5.42%						4.93%
American Funds Conservative Growth and Income Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-2E
Average Annual Return, Percent	[1]	20.27%			5.71%						5.34%
American Funds Conservative Growth and Income Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-3
Average Annual Return, Percent	[1]	20.47%			5.89%						5.40%
American Funds Conservative Growth and Income Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-4
Average Annual Return, Percent	[1]	20.75%			6.19%						5.71%
American Funds Conservative Growth and Income Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-5E
Average Annual Return, Percent	[1]	21.01%			6.39%					6.72%
American Funds Conservative Growth and Income Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-5
Average Annual Return, Percent	[1]	21.22%			6.50%						6.02%
American Funds Conservative Growth and Income Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class R-6
Average Annual Return, Percent	[1]	21.19%			6.55%						6.07%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	17.98%			5.84%						6.00%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	20.74%			5.93%						5.81%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	19.99%			6.45%		6.96%	[2]
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-1
Average Annual Return, Percent	[1]	22.61%			6.62%						6.39%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-2
Average Annual Return, Percent	[1]	22.95%			6.90%						6.66%
American Funds Tax-Aware Conservative Growth and Income Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class F-3
Average Annual Return, Percent	[1]	23.02%			7.01%				7.46%
American Funds Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	4.37%			0.70%						1.09%
American Funds Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	5.24%			0.52%						0.78%
American Funds Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	4.47%			1.01%		1.44%	[2]
American Funds Preservation Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class F-1
Average Annual Return, Percent	[1]	6.86%			1.22%						1.34%
American Funds Preservation Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class F-2
Average Annual Return, Percent	[1]	7.28%			1.49%						1.62%
American Funds Preservation Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class F-3
Average Annual Return, Percent	[1]	7.39%			1.60%				1.86%
American Funds Preservation Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-A (with sales charge)
Average Annual Return, Percent	[1]	4.27%			0.71%						1.07%
American Funds Preservation Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-C (with sales charge)
Average Annual Return, Percent	[1]	5.10%			0.45%						0.95%
American Funds Preservation Portfolio - Class 529-E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-E
Average Annual Return, Percent	[1]	6.66%			1.00%						1.11%
American Funds Preservation Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-T (with sales charge)
Average Annual Return, Percent	[1]	4.40%			0.95%		1.37%	[4]
American Funds Preservation Portfolio - Class 529-F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-F-1
Average Annual Return, Percent	[1]	7.19%			1.42%						1.56%
American Funds Preservation Portfolio - Class 529-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-F-2
Average Annual Return, Percent	[1]	7.17%	0.47%	[5]
American Funds Preservation Portfolio - Class 529-F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-F-3
Average Annual Return, Percent	[1]	7.21%	0.50%	[6]
American Funds Preservation Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class ABLE-A (with sales charge)
Average Annual Return, Percent	[1]	4.34%			0.82%	1.49%
American Funds Preservation Portfolio - Class ABLE-F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class ABLE-F-2
Average Annual Return, Percent	[1]	7.26%	0.62%	[8]
American Funds Preservation Portfolio - Class R-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-1
Average Annual Return, Percent	[1]	6.32%			0.50%						0.61%
American Funds Preservation Portfolio - Class R-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-2
Average Annual Return, Percent	[1]	6.17%			0.50%						0.61%
American Funds Preservation Portfolio - Class R-2E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-2E
Average Annual Return, Percent	[1]	6.55%			0.78%						0.96%
American Funds Preservation Portfolio - Class R-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-3
Average Annual Return, Percent	[1]	6.74%			0.96%						1.07%
American Funds Preservation Portfolio - Class R-4
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-4
Average Annual Return, Percent	[1]	6.92%			1.26%						1.38%
American Funds Preservation Portfolio - Class R-5E
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-5E
Average Annual Return, Percent	[1]	7.23%			1.44%					1.66%
American Funds Preservation Portfolio - Class R-5
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-5
Average Annual Return, Percent	[1]	7.22%			1.54%						1.66%
American Funds Preservation Portfolio - Class R-6
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class R-6
Average Annual Return, Percent	[1]	7.28%			1.59%						1.71%
American Funds Tax-Exempt Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class A (with sales charge)
Average Annual Return, Percent	[1]	3.80%			0.47%						1.10%
American Funds Tax-Exempt Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class C (with sales charge)
Average Annual Return, Percent	[1]	4.85%			0.27%						0.79%
American Funds Tax-Exempt Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class T (with sales charge)
Average Annual Return, Percent	[1]	4.26%			0.80%		1.37%	[2]
American Funds Tax-Exempt Preservation Portfolio - Class F-1
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class F-1
Average Annual Return, Percent	[1]	6.56%			0.96%						1.36%
American Funds Tax-Exempt Preservation Portfolio - Class F-2
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class F-2
Average Annual Return, Percent	[1]	6.76%			1.20%						1.62%
American Funds Tax-Exempt Preservation Portfolio - Class F-3
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class F-3
Average Annual Return, Percent	[1]	6.97%			1.33%				1.85%
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	31.92%			10.10%						8.82%
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	30.90%			9.27%						8.16%
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	32.23%			10.38%		10.41%	[2]
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	31.86%			10.06%						8.77%
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	30.89%			9.23%						8.35%
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	32.17%			10.33%		10.35%	[4]
Without Sales Load [Member] | American Funds Global Growth Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Global Growth Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	32.06%			10.23%	8.70%
Without Sales Load [Member] | American Funds Growth Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	37.40%			12.05%						10.33%
Without Sales Load [Member] | American Funds Growth Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	36.34%			11.21%						9.65%
Without Sales Load [Member] | American Funds Growth Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	37.67%			12.34%		11.75%	[2]
Without Sales Load [Member] | American Funds Growth Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	37.27%			12.00%						10.27%
Without Sales Load [Member] | American Funds Growth Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	36.25%			11.15%						9.84%
Without Sales Load [Member] | American Funds Growth Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	37.62%			12.27%		11.69%	[4]
Without Sales Load [Member] | American Funds Growth Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	37.48%			12.17%	10.11%
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	28.99%			10.15%						8.36%
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	27.98%			9.34%						7.71%
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	29.30%			10.45%		9.76%	[2]
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	28.96%			10.12%						8.30%
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	27.91%			9.29%						7.89%
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	29.22%			10.39%		9.70%	[4]
Without Sales Load [Member] | American Funds Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Growth and Income Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	29.06%			10.27%	8.90%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	24.58%			8.03%						7.24%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	23.61%			7.24%						6.59%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	24.89%			8.32%		8.25%	[2]
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	24.53%			8.00%						7.19%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-C (without sales charge)*
Average Annual Return, Percent	[1]	23.54%			7.18%						6.78%
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	24.81%			8.26%		8.19%	[4]
Without Sales Load [Member] | American Funds Moderate Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Moderate Growth and Income Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	24.65%			8.11%	7.52%
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	20.89%			6.22%						5.74%
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	19.92%			5.45%						5.12%
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	21.19%			6.51%		6.46%	[2]
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	20.86%			6.20%						5.69%
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	19.84%			5.39%						5.29%
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	21.14%			6.46%		6.41%	[4]
Without Sales Load [Member] | American Funds Conservative Growth and Income Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Conservative Growth and Income Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	20.91%			6.30%	6.23%
Without Sales Load [Member] | American Funds Tax-Aware Conservative Growth and Income Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	22.59%			6.66%						6.41%
Without Sales Load [Member] | American Funds Tax-Aware Conservative Growth and Income Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	21.74%			5.93%						5.81%
Without Sales Load [Member] | American Funds Tax-Aware Conservative Growth and Income Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Aware Conservative Growth and Income Portfolio — Class T (without sales charge)2
Average Annual Return, Percent	[1]	23.02%			6.99%		7.32%	[2]
Without Sales Load [Member] | American Funds Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	6.98%			1.22%						1.35%
Without Sales Load [Member] | American Funds Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	6.24%			0.52%						0.78%
Without Sales Load [Member] | American Funds Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	7.21%			1.53%		1.77%	[2]
Without Sales Load [Member] | American Funds Preservation Portfolio - Class 529-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-A (without sales charge)
Average Annual Return, Percent	[1]	6.89%			1.23%						1.33%
Without Sales Load [Member] | American Funds Preservation Portfolio - Class 529-C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-C (without sales charge)
Average Annual Return, Percent	[1]	6.10%			0.45%						0.95%
Without Sales Load [Member] | American Funds Preservation Portfolio - Class 529-T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class 529-T (without sales charge)
Average Annual Return, Percent	[1]	7.13%			1.47%		1.70%	[4]
Without Sales Load [Member] | American Funds Preservation Portfolio - Class ABLE-A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Preservation Portfolio — Class ABLE-A (without sales charge)
Average Annual Return, Percent	[1]	7.06%			1.34%	1.90%
Without Sales Load [Member] | American Funds Tax-Exempt Preservation Portfolio - Class A
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class A (without sales charge)
Average Annual Return, Percent	[1]	6.50%			0.97%						1.36%
Without Sales Load [Member] | American Funds Tax-Exempt Preservation Portfolio - Class C
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class C (without sales charge)
Average Annual Return, Percent	[1]	5.85%			0.27%						0.79%
Without Sales Load [Member] | American Funds Tax-Exempt Preservation Portfolio - Class T
Average Annual Return [Line Items]
Line Graph and Table Measure Name		American Funds Tax-Exempt Preservation Portfolio — Class T (without sales charge)
Average Annual Return, Percent	[1]	6.98%			1.30%		1.71%	[2]
MSCI ACWI (All Country World Index) [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index)
Average Annual Return, Percent	[10]	32.79%	12.68%	[5],[6],[8]	11.08%	9.77%	10.49%	[2],[4]	10.65%	10.19%	9.06%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent	[11],[12]	38.02%	16.69%	[5],[6],[8]	15.27%	13.85%	14.36%	[2],[4]	14.43%	13.90%	13.00%
Bloomberg US Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[13]	10.55%	(1.77%)	[5],[6],[8]	(0.23%)	1.37%	1.31%	[2],[4]	1.40%	1.50%	1.49%
Bloomberg Municipal Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent	[13]	9.70%			1.05%		2.21%	[2]	2.35%		2.30%
Bloomberg Global Aggregate Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index
Average Annual Return, Percent	[11]	9.54%	(3.37%)	[5],[6],[8]	(1.64%)	(0.20%)	0.35%	[2],[4]	0.53%	0.77%	0.23%
Bloomberg US Aggregate Index One [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Index
Average Annual Return, Percent	[11]	10.55%	(1.77%)	[5],[6],[8]	(0.23%)	1.37%	1.31%	[2],[4]	1.40%	1.50%	1.49%
MSCI ACWI (All Country World Index) Ex USA [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI (All Country World Index) Ex USA
Average Annual Return, Percent	[11],[12]	24.33%	7.98%	[5],[6],[8]	5.78%	4.90%	5.99%	[2],[4]	6.27%	6.04%	4.79%
Bloomberg 1-5 Year U.S. Government/Credit A+ Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government/Credit A+ Index
Average Annual Return, Percent	[13]	6.59%	0.31%	[5],[6],[8]	1.11%	1.87%	1.58%	[2],[4]	1.59%	1.52%	1.48%
Bloomberg Municipal Bond 1-7 Year Blend Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond 1-7 Year Blend Index
Average Annual Return, Percent	[13]	6.06%			1.11%		1.62%	[2]	1.71%		1.56%

[1]	Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
[2]	Class T shares were first offered on April 7, 2017.
[3]	Class F-3 shares were first offered on January 27, 2017.
[4]	Class 529-T shares were first offered on April 7, 2017.
[5]	Class 529-F-2 shares were first offered on October 30, 2020.
[6]	Class 529-F-3 shares were first offered on October 30, 2020.
[7]	Class ABLE-A shares were first offered on July 13, 2018.
[8]	Class ABLE-F-2 shares were first offered on October 30, 2020.
[9]	Class R-5E shares were first offered on November 20, 2015.
[10]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): MSCI.
[11]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or Bloomberg Index Services Ltd or MSCI.
[12]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): S&P Dow Jones Indices LLC or MSCI.
[13]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.